CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Revenues, net	$ 98,674	$ 210,544	$ 246,398	$ 344,771	$ 657,271	$ 701,772
Operating expenses:
Cost of implants and other costs	52,993	166,665	85,798	190,015	323,608	175,430
Research and development		43,339	59,006	51,570	450,722
Selling, general and administrative	785,834	778,693	1,377,256	1,285,293	2,739,967	2,545,311
Termination of licensing agreement						132,804
Depreciation and amortization	1,302	8,465	4,748	16,854	33,888	30,248
Total operating expenses	840,129	997,162	1,526,808	1,543,732	3,548,185	2,883,793
Loss from operations	(741,455)	(786,618)	(1,280,410)	(1,198,961)	(2,890,914)	(2,182,021)
Other income (expenses):
Interest expense, net	(480,132)	(459,064)	(942,923)	(10,220,569)	(11,148,525)	(1,048,013)
Gain on settlement of debt		285,924		285,924	296,592
Loss on change in fair value of derivative liability		12,263,680		(15,897,993)	(15,962,822)	(2,673,948)
Total other income (expenses)	(480,132)	12,090,540	(942,923)	(25,832,638)	(26,814,755)	(3,721,961)
Loss before income taxes	(1,221,587)	11,303,922	(2,223,333)	(27,031,599)	(29,705,669)	(5,903,982)
Income taxes
Net Loss	(1,221,587)	11,303,922	(2,223,333)	(27,031,599)	$ (29,705,669)	$ (5,903,982)
Non-controlling interest	45		45
NET (LOSS) INCOME ATTRIBUTIBLE TO BIOCORRX, INC.	$ (1,221,542)	$ 11,303,922	$ (2,223,288)	$ (27,031,599)
Net (loss) income per common share, basic	$ 0	$ 0.05	$ (0.01)	$ (0.12)
Net (loss) income per common share, diluted	$ 0	$ 0.02	$ (0.01)	$ (0.12)
Net loss per common share, basic and diluted					$ (0.13)	$ (0.03)
Weighted average number of common shares outstanding, basic	250,493,153	241,730,516	248,407,279	222,279,257
Weighted average number of common shares outstanding, diluted	250,493,153	579,668,702	248,407,279	222,279,257
Weighted average number of common shares outstanding, basic and diluted					232,678,553	170,245,976